STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used For Option Grants	The assumptions utilized for option grants during the years ended December 31, 2022 and 2021 are as follows:

	Year Ended December 31,
	2022	2021
Risk free interest rate	2.62%	0.86%
Expected dividend yield	0.0%	0.0%
Expected volatility	42%	36%
Expected life (years)	5.8	5.0

Schedule of Stock Option Plan And Changes During period
A summary of the Company’s stock option activity and related information is as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2021	6,122,120	$1.03	8.0	$12,985,500
Options granted	2,630,000	3.15
Options exercised	(783,040)	0.19
Options forfeited	(1,889,613)	0.41

Options outstanding at December 31, 2022	6,079,467	$2.25	7.9	$5,484,316

Options exercisable at December 31, 2022	3,116,791	$1.66	7.0	$4,495,425
Options vested and expected to vest at December 31, 2022	6,079,467	$2.24	7.9	$5,484,316

Schedule Of Stock based Compensation Expense Recognized
Total stock-based compensation expense recognized in the Company’s statements of operations and comprehensive loss is classified as follows:

	Year Ended December 31,
	2022	2021
Cost of revenues	$988,003	$9,228
Research and development	143,439	11,925
Sales and marketing	46,299	80,038
General and administrative	1,184,599	340,176

Total stock-based compensation expense	$2,362,340	$441,367

Schedule Of Restricted Stock Units Activity
A summary of the Company’s RSU activity and related information is as follows:

	RSUs
	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2021	—	$—
RSUs Granted	1,053,000	3.15
RSUs Vested	—	—
RSUs Forfeited	—	—

Unvested at December 31, 2022	1,053,000	$3.15
Vested and unreleased	—

Outstanding at December 31, 2022	1,053,000